Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
CASH FLOWS - OPERATING ACTIVITIES:
Net loss	$ (1,892)	$ (1,018)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	112	85
Interest expenses	28	22
Interest income	(140)	(177)
Foreign exchange loss (gain) on cash and cash equivalents	339	(72)
Share of loss of a joint venture	39	30
Loss on sale of fixed asset	3
Changes in operating assets and liabilities
Decrease in trade receivables	33	188
Increase in other receivables and prepaid expenses	(32)	(3)
Increase in accounts payable and accruals	36	104
Net cash used in operating activities	(1,474)	(841)
CASH FLOWS – INVESTING ACTIVITIES:
Proceeds from short term deposits		3,998
Interest received on bank deposits	102	209
Investment in a joint venture	(44)	(8)
Purchase of property and equipment	(37)	(8)
Proceeds from sale of property	72
Net cash provided by investing activities	93	4,191
CASH FLOWS - FINANCING ACTIVITIES:
Principal elements of lease payments	(76)	(47)
Interest elements of lease payments	(8)	(2)
Share repurchases	(27)
Net cash used in financing activities	(111)	(49)
INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(1,492)	3,301
CASH AND CASH EQUIVALENTS - BEGINNING OF PERIOD	7,845	4,281
EXCHANGE DIFFERENCES ON CASH AND CASH EQUIVALENTS	105	(161)
CASH AND CASH EQUIVALENTS - END OF PERIOD	6,458	7,421
Non-cash Investing and financing activities
Acquisition of right-of-use asset through lease liability	$ 66